CONSOLIDATED STATEMENT OF CASH FLOW - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOW FROM OPERATING ACTIVITIES
Consolidated net income	$ 21,510	$ 21,044	$ 16,366
Depreciation, depletion, amortization and impairment	13,818	13,680	14,343
Non-current liabilities, valuation allowances, and deferred taxes	813	4,594	962
(Gains) losses on disposals of assets	(3,452)	369	(454)
Undistributed affiliates' equity earnings	649	6,057	(667)
(Increase) decrease in working capital	6,091	1,191	(616)
Other changes, net	1,250	432	476
Cash flow from operating activities	40,679	47,367	30,410
CASH FLOW USED IN INVESTING ACTIVITIES
Intangible assets and property, plant and equipment additions	(17,722)	(15,690)	(12,343)
Acquisitions of subsidiaries, net of cash acquired	(1,772)	(94)	(321)
Investments in equity affiliates and other securities	(3,477)	(3,042)	(2,678)
Increase in non-current loans	(1,889)	(976)	(1,247)
Total expenditures	(24,860)	(19,802)	(16,589)
Proceeds from disposals of intangible assets and property, plant and equipment	3,789	540	770
Proceeds from disposals of subsidiaries, net of cash sold	3,561	835	269
Proceeds from disposals of non-current investments	490	577	722
Repayment of non-current loans	566	2,734	1,172
Total divestments	8,406	4,686	2,933
Cash flow used in investing activities	(16,454)	(15,116)	(13,656)
CASH FLOW FROM FINANCING ACTIVITIES
Issuance (repayment) of shares: Parent company shareholders	383	370	381
Issuance (repayment) of shares: Treasury shares	(9,167)	(7,711)	(1,823)
Dividends paid: Parent company shareholders	(7,517)	(9,986)	(8,228)
Dividends paid: Non-controlling interests	(311)	(536)	(124)
Net issuance of perpetual subordinated notes	(1,081)		3,248
Payments on perpetual subordinated notes	(314)	(339)	(313)
Other transactions with non-controlling interests	(126)	(49)	652
Net issuance (repayment) of non-current debt	130	1,108	(359)
Increase (decrease) in current borrowings	(14,289)	(6,073)	(10,856)
Increase (decrease) in current financial assets and liabilities	2,562	3,944	(8,075)
Cash flow from / (used in) financing activities	(29,730)	(19,272)	(25,497)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(5,505)	12,979	(8,743)
Effect of exchange rates	(258)	(1,295)	(1,183)
Cash and cash equivalents at the beginning of the period	33,026	21,342	31,268
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	$ 27,263	$ 33,026	$ 21,342